S000016665 [Member] Expense Example, No Redemption - ClearBridge Dividend Strategy Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	396
Expense Example, No Redemption, 10 Years	882
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	646
Expense Example, No Redemption, 3 Years	850
Expense Example, No Redemption, 5 Years	1,071
Expense Example, No Redemption, 10 Years	1,706
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	950
Expense Example, No Redemption, 10 Years	1,865
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	234
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	908
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,247
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,636
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	367
Expense Example, No Redemption, 10 Years	$ 822